TOUCHSTONE STRATEGIC TRUST
Touchstone Balanced Fund
Touchstone Core Municipal Bond Fund
Touchstone International Value Fund
Touchstone Large Cap Focused Fund
Touchstone Large Cap Fund
Touchstone Large Company Growth Fund
Touchstone Small Company Fund
Touchstone Value Fund
(collectively the “Funds”)
Supplement dated March 26, 2025 to the Funds’ Statement of Additional Information (“SAI”) dated October 28, 2024
Effective April 1, 2025, the reference to Cowen and Company LLC in the fourth paragraph of the Brokerage Transactions section on page 66 of the SAI of the Funds is deleted and replaced with Capital Institutional Services, Inc.
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Please contact your financial adviser or Touchstone at 800.543.0407 if you have any questions.
P.O. Box 534467 Pittsburgh, PA 15253-4467
Ph: 800.543.0407 TouchstoneInvestments.com
Touchstone Mutual Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group
Please retain this Supplement for future reference.

TSF-4522-2503